Vessels in Operation, less Accumulated Depreciation - Additional Information (Detail) $ in Thousands		3 Months Ended		12 Months Ended
	Sep. 30, 2015 USD ($)	Dec. 31, 2016 USD ($) Vessel	Sep. 30, 2016 USD ($) Vessel	Dec. 31, 2016 USD ($) Vessel	Dec. 31, 2015 USD ($)
Property, Plant and Equipment [Line Items]
Number of vessels tested for potential impairment | Vessel		4	2
Vessel impairment charge		$ 63,065	$ 29,357	$ 92,422	$ 44,700
Gain on sale of vessels					$ 93
Number of vessels | Vessel				18
Number of vessels pledged as collateral under 2019 notes, revolving credit facility and secured term loan | Vessel				17
Ville d' Aquarius [Member]
Property, Plant and Equipment [Line Items]
Vessel impairment charge	$ 22,203
Ville d' Orion [Member]
Property, Plant and Equipment [Line Items]
Vessel impairment charge	$ 22,497